Note 9 - Investment in Juanicipio - Associate's Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Cash and cash equivalents	$ 68,707	$ 29,955	$ 56,748
Accounts receivable (Note 8)	1,559	708
Prepaids and other assets	1,787	1,232
Total current assets	72,053	31,895
Deferred tax assets	3,232	3,993
Total non-current assets	448,477	375,934
Total assets	520,530	407,829
Payables	2,668	2,542
Total current liabilities	4,791	2,663
Lease obligation	154	261
Deferred tax liabilities	8,498	2,921	2,557
Total liabilities	13,773	6,133
Equity	506,757	401,696	367,521
Total liabilities and equity	520,530	407,829
Juanicipio [member]
Statement Line Items [Line Items]
Cash and cash equivalents	42,913	1,102	$ 18,972
Value added tax and other receivables	3,162	13,945
Income tax receivable	3,758	0
Accounts receivable (Note 8)	56,532	24,098
Stockpiles	2,417	26,020
Metal concentrates	2,361	0
Materials and supplies	18,414	10,081
Prepaids and other assets	5,501	7,756
Total current assets	135,058	83,002
Right-of-use assets	1,590	1,336
Mineral interests, plant and equipment	794,512	779,735
Deferred tax assets	24,336	11,259
Total non-current assets	820,438	792,330
Total assets	955,496	875,332
Payables	22,167	34,678
Interest and other payables to shareholders	12,160	13,460
Taxes payable	14,395	36,259
Total current liabilities	48,722	84,397
Lease obligation	1,597	1,329
Reserves for retirement and pension	112	29
Reclamation and closure	3,605	3,073
Deferred tax liabilities	9,439	22,242
Total non-current liabilities	14,753	26,673
Total liabilities	63,475	111,070
Shareholders' equity including shareholder advances	892,021	764,262
Equity	892,021	764,262
Total liabilities and equity	$ 955,496	$ 875,332